Summary of Significant Accounting Policies - Schedule of Gain and Losses on Foreign Currency Transactions and Balances (Details)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Period End Exchange Rate [Member]
Schedule of Gain and Losses on Foreign Currency Transactions and Balances [Line Items]
Period average RMB: US$ exchange rate	7.119	7.2993		7.0999
Period Average Exchange Rate [Member]
Schedule of Gain and Losses on Foreign Currency Transactions and Balances [Line Items]
Period average RMB: US$ exchange rate	7.2201	7.1957	7.215	7.0809